Expenses - Summary of Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense By Function [Abstract]
Selling and Marketing expenses	€ 20,448	€ 20,044	€ 26,144
Research and Development expenses	29,616	17,390	7,826
General and Administrative expenses	62,502	58,863	50,568
Total Expenses	€ 112,566	€ 96,297	€ 84,538